Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of consolidation
(a)	Basis of consolidation

(i) Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group.

Intercompany transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of financial position, consolidated statement of profit or loss, consolidated statement of comprehensive income, consolidated statement of changes in equity, respectively. Non-controlling interests are measured initially at their proportionate share of the fair value acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(ii) Associates

Associates are all entities over which the Group has significant influence but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see (v) below), after initially being recognised at cost.

(iii) Joint arrangements

Under IFRS 11 “Joint Arrangements” investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

(iv) Joint ventures

Interests in joint ventures are accounted for using the equity method (see (v) below), after initially being recognised at cost in the consolidated statement of financial position. Natuzzi S.p.A. has only one joint venture as at December 31, 2018 (see Note 10).

(v) Equity method

Under the equity method of accounting, the investments are initially recognised at cost and adjusted thereafter to recognise the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee. Dividends received or receivable from associates and joint ventures are recognised as a reduction in the carrying amount of the investment.

When the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealised gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in note 4 (i).

(vi) Changes in ownership interests

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognised in a separate reserve within equity attributable to owners of Natuzzi S.p.A..

When the Group ceases to consolidate or equity account for an investment because of a loss of control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognised in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income are reclassified to profit or loss where appropriate.

Segment reporting
(b)	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.
Group Companies
(c)	Group Companies

(i) Foreign operations that have a functional currency different from the presentation currency

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency (Euro) are translated into the presentation currency as follows: (a) assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position; (b) revenues and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case revenues and expenses are translated at the dates of the transactions); (c) and all resulting exchange differences are recognised in other comprehensive income.

Since January 1, 2017, the Group’s date of transition to IFRSs, such differences have been recognised in the translation reserve (see note 43.4 (a)).

When a foreign operation is sold, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

(ii) Foreign operations that have a functional currency that is the presentation currency

Two foreign subsidiaries are considered to be an integral part of Natuzzi S.p.A. (the parent company) due to the primary and secondary indicators reported in IAS 21 paragraph 9 and 10. Therefore, the functional currency for these foreign subsidiaries is the functional currency of the Parent, namely the Euro. As a result, all monetary assets and liabilities are remeasured, at the end of each reporting period, using Euro and the resulting gain or loss is recognised in profit or loss. For all non monetary assets and liabilities, share capital, reserves and retained earnings historical exchange rates are used. The average exchange rates during the year are used to translate non-Euro denominated revenues and expenses, except for those non-Euro denominated revenues and expenses related to assets and liabilities which are translated at historical exchange rates. The resulting exchange differences on translation are recognised in profit or loss.

Foreign currency transactions
(d)	Foreign currency transactions

Transactions in foreign currencies are translated into functional currency using the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency exchange gains and losses are recognised in profit or loss and presented within finance income and costs.

Property, plant and equipment
(e)	Property, plant and equipment

Items of property, plant and equipment are measured at cost, which includes capitalised borrowing costs, less accumulated depreciation and any accumulated impairment losses. The cost of certain buildings as at January 1, 2018, the Group’s date of transition to IFRS, was determined with reference to its deemed cost at that date (see note 43.4 (a)).

If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.

Any gain or loss on disposal of an item of property, plant and equipment is recognised in profit or loss.

Subsequent expenditure is capitalised only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is recognised in profit or loss. Land is not depreciated.

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows: (a) buildings 10-50 years; (b) plant and equipment, 4–10 years; (c) fixtures and fittings, 5–10 years (see note 8).

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Leases
(f)	Leases

At inception of an arrangement, the Group determines whether the arrangement is or contains a lease.

At inception or on reassessment of an arrangement that contains a lease, the Group separates payments and other consideration required by the arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Group concludes for a finance lease that it is impracticable to separate the payments reliably, then an asset and a liability are recognised at an amount equal to the fair value of the underlying asset; subsequently, the liability is reduced as payments are made and an imputed finance cost on the liability is recognised using the Group’s incremental borrowing rate.

Leases of property, plant and equipment that transfer to the Group substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

Assets held under other leases are classified as operating leases and are not recognised in the Group’s statement of financial position.

Payments made under operating leases are recognised in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognised as an integral part of the total lease expense, over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Business combinations
(g)	Business combinations

(i) Acquisitions on or after January 1, 2017

The Group accounts for business combinations using the acquisition method when control is transferred to the Group (see 4(a)(i)). The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment (see 4 (i)). Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognised in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

(ii) Acquisitions prior to January 1, 2017

As part of its transition to IFRS, the Group elected to restate only those business combinations that occurred on or after January 1, 2017. In respect of acquisitions prior to January 1, 2017, goodwill represents the amount recognised under the Group’s previous accounting framework, Italian GAAP. Such goodwill has been tested for impairment at the transition date January 1, 2017.

Intangible assets and goodwill
(h)	Intangible assets and goodwill

Expenditure on research activities is recognised in profit or loss as incurred.

Development expenditure is capitalised only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognised in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortisation and any accumulated impairment losses.

Other intangible assets, including software, trademarks and patents, that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortisation and any accumulated impairment losses.

Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses. In respect of acquisitions prior to January 1, 2017, goodwill is included on the basis of its deemed cost, which represents the amount recorded under previous GAAP (see note 43.4 (b)).

Subsequent expenditure is capitalised only when it increases the future economic benefits embodied in the specific intangible asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in profit or loss as incurred.

Amortisation is calculated to write off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, and is recognised in profit or loss. Goodwill is not amortised.

The estimated useful lives for current and comparative periods are as follows: software 3-5 years, trademarks and patents 3–5 years, others 2–5 years.

Amortisation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Impairment of non-financial assets
(i)	Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or Cash Generating Units (hereinafter also CGUs). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognised if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognised in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.

Interests in equity-accounted investees
(j)	Interests in equity-accounted investees

The Group’s interests in equity accounted investees comprise interests in associates and a joint venture. Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Interests in associates and the joint venture are accounted for using the equity method. They are initially recognised at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and OCI of equity accounted investees, until the date on which significant influence or joint control ceases.

Inventories
(k)	Inventories

Raw materials are stated at the lower of cost (determined under the specific cost method for leather hides and under the weighted-average method for other raw materials) and net realizable value. Goods in process and finished goods are valued at the lower of production cost and net realizable value. Production cost includes direct production costs and production overhead costs. The production overhead costs are allocated to inventory based on the manufacturing facility’s normal capacity.

The provision for slow moving and obsolete raw materials and finished goods is based on the estimated realizable value net of the costs of disposal.

Trade and other receivables
(l)	Trade and other receivables

Trade receivables and other receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less allowance.

In particular, trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 90 days and therefore are all classified as current. Trade receivables are recognised initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognised at fair value. The Group holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortised cost using the effective interest method. Details about the Group’s impairment policies and the calculation of the loss allowance are provided in note n(i).

The Group derecognises trade receivables when the contractual rights to the cash flows from such financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of such financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of such financial asset.

Cash and cash equivalents
(m)	Cash and cash equivalents

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within bank overdrafts and short-term borrowings in current liabilities in the statement of financial position.

Cash and cash equivalents are recorded at their nominal amount as it substantially coincides with the fair value.

Cash and cash equivalents are subject to the impairment requirements of IFRS 9 and the identified impairment loss is immaterial.

Impairment of financial assets
(n)	Impairment of financial assets

The Group has the following types of financial assets that are subject to the expected credit loss model: (a) trade receivables for sales of goods and services; (b) other receivables carried at amortised cost.

(i) Trade receivables

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. In particular, the Group adopted the practical expedient to use a provision matrix that it is based on its historical credit loss experience, adjusted for forward looking factors specific to the debtors and the economic environment.

The expected loss rates are based on the payment profiles of sales over a period of 36 months before December 31, 2018 or January 1, 2018, respectively, and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and a failure to make contractual payments for a period of greater than 120 days past due.

Impairment losses on trade receivables are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

(ii) Previous accounting policy for impairment of trade receivables

As at December 31 2017 and January 1, 2017, under the previous accounting policy Italian GAAP (see note 5) the impairment of trade receivables was assessed based on the incurred loss model. The Group estimated the losses using consistent methods that took into consideration, in particular, insurance coverage in place, the creditworthiness of its customers, historical trends and general economic conditions.

Individual receivables which were known to be uncollectible were written off by reducing the carrying amount directly. The other receivables were assessed collectively to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables, the estimated impairment losses were recognised in a separate provision for impairment. The Group considered that there was evidence of impairment if any of the following indicators were present: (a) significant financial difficulties of the debtor; (b) probability that the debtor will enter bankruptcy or financial reorganisation; and (c) default or late payments.

Receivables for which an impairment provision was recognised were written off against the provision when there was no expectation of recovering additional cash.

(iii) Other receivables at amortised cost

Other receivables at amortised cost are considered to have low credit risk, and the loss allowance recognised during the period was therefore limited to 12 months expected losses. Management consider to be “low credit risk” the other receivables that have a low risk of default and the counterparty has a strong capacity to meet its contractual cash flow obligations in the near term.

Trade and other payables
(o)	Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 90 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method. The Group derecognises trade and other payables when its contractual obligations are discharged or cancelled or expired.

Borrowings
(p)	Borrowings

Borrowings are initially recognised at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalised as a prepayment for liquidity services and amortised over the period of the facility to which it relates.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as finance income or finance costs.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Further, general and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

Other borrowing costs are expensed in the period in which they are incurred.

Employees' leaving entitlement
(q)	Employees’ leaving entitlement

The Group provides its Italian employees with benefits on the termination of their employment. The benefits fall under the definition of defined benefit plans whose existence and amount is certain but whose date is not. The liability is calculated as the present value of the obligation at the reporting date, in compliance with applicable regulations and adjusted to take into account actuarial gains/losses. The amount of the obligation is calculated annually based on the “projected unit credit” method. Actuarial gains and losses are recorded in full during the relevant period. Actuarial gains/(losses) are stated under “Other comprehensive income” in accordance with IAS 19.

Provisions
(r)	Provisions

Provisions for legal and tax claims, service warranties and one time termination benefits for certain employees are recognised when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognised for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as interest expense.

Derivative financial instruments and hedging activities
(s)	Derivative financial instruments and hedging activities

Derivatives financial instruments are accounted for in accordance with IFRS 9, except for hedging activities that are treated in accordance with IAS 39 (see note 5).

Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Group designates certain derivatives as hedges of a particular risk associated with the cash flows of recognised assets (trade receivables) and highly probable forecast transactions (sales orders) (cash flow hedges).

At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items (trade receivables and/or sales orders). The Group documents its risk management objective and strategy for undertaking its hedge transactions.

The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

(i) Cash flow hedges that qualify for hedge accounting

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in the cash flow hedge reserve within equity. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss, within other gains/(losses).

When forward contracts are used to hedge forecast transactions, the Group generally designates only the change in fair value of the forward contract related to the spot component as the hedging instrument. Gains or losses relating to the effective portion of the change in the spot component of the forward contracts are recognised in the cash flow hedge reserve within equity. The change in the forward element of the contract that relates to the hedged item (“aligned forward element”) is recognised within OCI in the costs of hedging reserve within equity. In some cases, the Group may designate the full change in fair value of the forward contract (including forward points) as the hedging instrument. In such cases, the gains or losses relating to the effective portion of the change in fair value of the entire forward contract are recognised in the cash flow hedge reserve within equity.

Amounts accumulated in equity are reclassified in the periods when the hedged item affects profit or loss.

When a hedging instrument expires, or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative deferred gain or loss and deferred costs of hedging in equity at that time remains in equity until the forecast transaction occurs, resulting in the recognition of a non-financial asset such as inventory. When the forecast transaction is no longer expected to occur, the cumulative gain or loss and deferred costs of hedging that were reported in equity are immediately reclassified to profit or loss.

(ii) Derivatives that do not qualify for hedge accounting

Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognised immediately in profit or loss and are included in net exchange rate gains (losses). The fair value of derivative instruments is disclosed in note 28.

(iii) Derivative financial instruments and hedge accounting – Policy applicable before January 1, 2018

The policy applied in the comparative information presented as at December 31, 2017 and January 1, 2017 is in accordance with the previous Italian GAAP. For additional details refers to note 5.

Revenues from contracts with customers
(t)	Revenues from contracts with customers

The Group has adopted IFRS 15 “Revenue from Contracts with Customers”, effective for reporting periods starting from January 1, 2018, using the full retrospective approach, without any of the practical expedients indicated by IFRS 15 C5. See note 43 for additional details.

(i) Sale of upholstered furniture and home furnishings accessories – wholesale

The Group sells a wide range of upholstered furniture (upholstered sofas and beds) and home furnishing accessories (for instance coffee tables, lamps, rugs, wall units) in the wholesale market (Natuzzi branded products and private label products). The upholstered sofas (leather and fabric sofas) are manufactured in the plants located in Italy, Romania, China and Brazil. Sales are recognised when control of the products has transferred, being when the products are delivered to the wholesaler, the wholesaler has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the wholesaler’s acceptance of the products. Delivery occurs when the products have been shipped to the specific location, the risks of obsolescence and loss have been transferred to the wholesaler, and either the wholesaler has accepted the products in accordance with the sales contract, the acceptance provisions have lapsed, or the Group has objective evidence that all criteria for acceptance have been satisfied.

The goods are often sold with retrospective volume discounts based on aggregate sales over a 12 months period. Revenue from these sales is recognised based on the price specified in the contract, net of the estimated volume discounts. Accumulated historical experience is used to estimate and provide for the discounts, using the expected value method, and revenue is only recognised to the extent that it is highly probable that a significant reversal will not occur. A refund liability (included in other payables) is recognised for expected volume discounts payable to customers in relation to sales made until the end of the reporting period. No element of financing is deemed present as the sales are made with a credit term of 60-90 days, which is consistent with market practice. The Group’s obligation to repair or replace faulty products under the standard assurance warranty terms is recognised as a provision, see note 21.

A receivable is recognised when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

It is the Group’s policy not to sell its products to the wholesaler with a right of return.

(ii) Sale of upholstered furniture and home furnishings accessories - retail

The Group operates a chain of retail stores (Natuzzi Italia stores, Natuzzi Edition stores and Divani & Divani by Natuzzi stores) selling a wide range of upholstered furniture (upholstered sofas and beds) and home furnishing accessories (for instance coffee tables, lamps, rugs, wall units). The upholstered sofas (leather and fabric sofas) are manufactured in the plants located in Italy, Romania, China and Brazil.

Revenue from the sale of the goods is recognised when the products are delivered and have been accepted by the customer in store or at its premise.

Payment of the transaction price is due immediately when the customer purchases the furniture. The Group’s obligation to repair or replace faulty products under the standard assurance warranty terms is recognised as a provision (see note 21).

It is the Group’s policy not to sell its products to the end customer with a right of return.

(iii) Sale of polyurethane foam and leather by-products – wholesale

The Group sells polyurethane foam, because the facility’s production is in excess of the Group’s needs, and leather by-products in the wholesale market. Such sales are recognised when control of the products has transferred, being when the products are delivered to the wholesaler, the wholesaler has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the wholesaler’s acceptance of the products. Delivery occurs when the products have been shipped to the specific location, the risks of obsolescence and loss have been transferred to the wholesaler, and either the wholesaler has accepted the products in accordance with the sales contract, the acceptance provisions have lapsed, or the Group has objective evidence that all criteria for acceptance have been satisfied.

Revenue from these sales is recognised based on the price specified in the contract. No element of financing is deemed present as the sales are made with a credit term of 60-90 days, which is consistent with market practice. The Group’s obligation to repair or replace faulty products under the standard assurance warranty terms is recognised as a provision (see note 21).

A receivable is recognised when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

It is the Group’s policy not to sell these products to the wholesaler with a right of return.

(iv) Sale of Natuzzi Display System and related slotting fees

The Group sells the Natuzzi Display System (NDS) to retailers, used to set up their stores. Revenue from such sales is recognised over time based on the length of the distribution contract signed with the retailer. Revenue is accounted based on the price specified in the contract. No element of financing is deemed present as the sales are made with a credit term of 60-90 days, which is consistent with market practice. The deferred revenue for the sales of Natuzzi Display System is included under contract liability.

The Group recognize to retailers slotting fees as contributions to prepare the retailer’s system to accept and sell the Group’s products. Slotting fees are recognised over time based on the length of the contract signed with the retailers and are treated as a reduction of revenue. Deferred slotting fees are included under other assets.

(v) Service type warranty

Customers who purchase the Group’s upholstered furniture may require a service type warranty. The Group allocates a portion of the consideration received to the service type warranty. This allocation is based on the relative stand-alone selling price. The amount allocated to the service type warranty is deferred, and is recognised as revenue over time based on the validity period of such warranty. The deferred revenue is included in contract liabilities.

(vi) Financing components

The Group does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Group does not adjust any of the transaction prices for the time value of money.

Cost of sales, selling expenses and administrative expenses
(u)	Cost of sales, selling expenses and administrative expenses

Cost of sales consist of the following expenses: the change in opening and closing inventories, purchases of raw materials, labor costs (included one time termination benefit accruals), third party manufacturing costs, depreciation expense of property, plant and equipment used in the production of finished goods, impairment of property, plant and equipment, energy and water expenses (for instance light and power expenses), expenses for maintenance and repairs of production facilities, distribution network costs (including inbound freight charges, warehousing costs, internal transfer costs and other logistic costs involved in the production cycle), rentals and security costs for production facilities, small-tools replacement costs, insurance costs and other minor expenses.

Selling expenses consist of the following expenses: shipping and handling costs incurred for transporting finished products to customers, advertising costs, labor costs for sales personnel, rental expense for stores, commissions to sales representatives and related costs, depreciation expense of property, plant and equipment used in the selling activities, amortization of intangible assets that, based on their usage, are allocated to selling expenses, impairment of property, plant and equipment, sales catalogue and related expenses, exhibition and trade-fair costs, advisory fees for sales and marketing of finished products, expenses for maintenance and repair of stores and other trade buildings, insurance costs for trade receivables and other miscellaneous expenses.

Administrative expenses consist of the following expenses: costs for administrative personnel, advisory fees for accounting and information-technology services, traveling expenses for management and other personnel, depreciation expense related to property, plant and equipment used in the administrative activities, amortization of intangible assets that, based on their usage, are allocated to administrative expense, impairment of property, plant and equipment, postage and telephone costs, stationery and other office supplies costs, expenses for maintenance and repair of administrative facilities, statutory auditors and external auditors fees and other miscellaneous expenses. As noted above, the costs of the Group’s distributions network, which include inbound freight charges, warehousing costs, internal transfer costs and other logistic costs involved in the production cycle, are classified under the “cost of sales” line item.

Shipping and handling costs
(v)	Shipping and handling costs

Shipping and handling costs incurred to transport products to customers are expensed in the periods incurred and are included in selling expenses. Under IFRS 15 shipping and handling costs related to activities before the customer obtains control of the finished goods, are accounted as fulfillment costs under the caption “other assets” of the consolidated statement of financial position. Such costs are recognised in profit or loss consistent with the pattern of transfer of the finished goods. Shipping and handling expenses recorded for the years ended December 31, 2018 and 2017, were 40,765 and 40,952, respectively (see note 32).

Advertising costs
(w)	Advertising costs

Advertising costs are expensed in the periods incurred and are included in selling expenses. Advertising expenses recorded for the years ended December 31, 2018 and 2017 were 12,687 and 15,407, respectively (see note 32).

Commission expense
(x)	Commission expense

Commissions payable to sales representatives and the related expenses are recorded at the time revenue from sale of products are recognised and are included in selling expenses. Commissions are not paid until payment for the related sale’s invoice is remitted to the Group by the customer. Under IFRS 15 sale commissions are considered costs of obtaining a contract. Therefore, the Group has elected to apply the practical expedient under which such costs are expensed as the amortisation period is less than one year.

Government grants
(y)	Government grants

Grants from the government are recognised at their fair value when it is a virtually certain reasonable assurance that the grant will be received and the Group will comply with all attached conditions. Government grants relating to costs are deferred and recognised in the profit or loss over the period necessary to match them with the costs that they are intended to compensate. Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets. The amortisation of the grant is treated as reduction of cost of sales (see note 30).

Finance income and finance costs
(z)	Finance income and finance costs

The Group’s finance income and finance costs include: interest income, interest expense, dividend income; the net gain or loss on derivative financial instruments; the foreign currency gain or loss on financial assets and financial liabilities; the gain on the remeasurement to fair value of interest in an associate and a joint venture as a consequence of the lost of control; hedge ineffectiveness recognised in profit or loss.

Interest income or expense is recognised using the effective interest method. Dividend income is recognised in profit or loss on the date on which the Group’s right to receive payment is established.

The “effective interest rate” is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to the gross carrying amount of the financial asset or the amortised cost of the financial liability.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortised cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortised cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Income tax
(aa)	Income tax

Income tax expense comprises current and deferred tax. It is recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

The Group has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”.

(i) Current tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

(ii) Deferred tax

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognised for: (a) temporary differences on the initial recognition of assets or liabilities in a transaction that is not abusiness combination and that affects neither accounting nor taxable profit or loss; (b) temporary differences related to investments in subsidiaries, associates and joint arrangements (mainly unremitted earnings and withholding taxes) to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and (c) taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognised for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognise a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised; such reductions are reversed when the probability of future taxable profits improves.

Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously.

Operating profit
(ab)	Operating profit

Operating profit is the result generated from the continuing principal revenue-producing activities of the Group as well as other income and expenses related to operating activities. Operating profit excludes net finance costs, share of profit of equity-accounted investees and income taxes.

Fair value measurement
(ac)	Fair value measurement

“Fair value” is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which the Group has access at that date. The fair value of a liability reflects its non-performance risk.

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

When one is available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as “active” if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then the Group uses valuation techniques that maximise the use of relevant observable inputs and minimise the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

If an asset or a liability measured at fair value has a bid price and an ask price, then the Group measures assets and long positions at a bid price and liabilities and short positions at an ask price.

The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price – i.e. the fair value of the consideration given or received. If the Group determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique for which any unobservable inputs are judged to be insignificant in relation to the measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognised in profit or loss on an appropriate basis over the life of the instrument but no later than when the valuation is wholly supported by observable market data or the transaction is closed out.

Earnings per share
(ad)	Earnings per share

(i) Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to owners of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.

(ii) Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Standards issued but not yet effective
(ae)	Standards issued but not yet effective

A number of new standards are effective for annual periods beginning after January 1, 2019 and earlier application is permitted; however, the Group has not early adopted the new or amended standards in preparing these consolidated financial statements.

Of those standards that are not yet effective, IFRS 16 is expected to have a material impact on the Group’s consolidated financial statements in the period of initial application.

(A) IFRS 16 “Leases”

The Group is required to adopt IFRS 16 “Leases” from January 1, 2019. The Group has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements, as described below. The Group has completed the implementation process as at the date of these consolidated financial statements, except for the finalisation of the testing and assessment of controls over its new IT systems.

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognises a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, SIC-15 “Operating Leases – Incentives” and SIC-27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease”.

(i) Leases in which the Group is a lessee

The Group will recognise new assets and liabilities for its operating leases that mainly comprise factory facilities and stores. The nature of expenses related to those leases will now change because the Group will recognise a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Previously, the Group recognised operating lease expense on a straight-line basis over the term of the lease, and recognised assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognised.

In addition, the Group will no longer recognise provisions for operating leases that it assesses to be onerous. Instead, the Group will include the payments due under the lease in its lease liability.

No significant impact is expected for the Group’s finance leases.

Based on the information currently available, after considering the exemptions mentioned above, the Group has non-cancellable operating lease commitments of approximately 80,000 as of January 1, 2019. Of these commitments, the Group expects to recognize right-of-use assets (after adjustments for prepayments and accrued lease payments recognised as at December 31, 2018) and related lease liabilities of approximately 62,000.

The Group expects no significant impact from the application of the new standard on net profit and cash flows from operating activities, nor on its ability to comply with loan covenants.

(ii) Leases in which the Group is a lessor

No significant impact is expected for leases in which the Group is a lessor.

(iii) Transition

The Group plans to apply IFRS 16 initially on January 1, 2019, using the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognised as an adjustment to the opening balance of retained earnings as at January 1, 2019, with no restatement of comparative information.

The Group plans to apply the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.

In addition, the Group will elect to use the exemptions proposed by the standard for which the lease term ends within 12 months as of the date of initial application, and lease contracts for which the underlying asset is of low value. The Group has leases of certain office equipment (e.g., personal computers, printing and photocopying machines) and company cars that are considered of low value.

(B) Other standards

The Company is evaluating the provisions of the following standards, but it does not expect adoption to have a significant impact on the Group’s consolidated financial statements:

•	IFRIC 23 Uncertainty over Tax Treatments;

•	Plan Amendment, Curtailment or Settlement (Amendments to IAS 19);

•	Annual Improvements to IFRS Standards 2015–2017 Cycle – various standards;

•	Amendments to References to Conceptual Framework in IFRS Standards.

Whereas, the Company is still evaluating the provisions of the following standards, but it does not expect the adoption will be applicable to the Company:

•	Prepayment Features with Negative Compensation (Amendments to IFRS 9);

•	Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28);

•	IFRS 17 Insurance Contracts.